Capital Stock and Warrants: Stock Warrants (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2010
Common Stock, Value, Subscriptions		$ 1,000,000
Weighted Average Grant Date Fair Value	$ 0.88
Warrant
Warrant Aggregate Intrinsic Value	$ 1,604,400
Weighted Average Grant Date Fair Value	$ 0.65